Note 17 - Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

14. Financial Instruments

Fair value is defined by ASC 820, Fair Value Measurement (“ASC 820”) as the price that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the asset or liability.
	March 31, 2023
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificates of deposit (1)	$—	$1,707	$—	$1,707
Money funds (2)	—	190,734	—	190,734
Short term investments:
Certificates of deposit (1)	—	2,879	—	2,879
Total	$—	$195,320	$—	$195,320
Liabilities:
Earn-out shares liabilities:
Earn-out shares (3)	$—	$—	$6,922	$6,922
Other non-current liabilities:
Warrant liabilities (3)	—	227	—	227
Total	$—	$227	$6,922	$7,149

	December 31, 2022
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificates of deposit (1)	$—	$1,693	$—	$1,693
Money funds (2)	—	188,769	—	188,769
Short term investments:
Certificates of deposit (1)	—	2,620	—	2,620
Other assets:
Certificates of deposit (1)	—	162	—	162
Total	$—	$193,244	$—	$193,244
Liabilities:
Earn-out shares liabilities:
Earn-out shares (3)	$—	$—	$6,631	$6,631
Other non-current liabilities:
Warrant liabilities (3)	—	227	—	227
Total	$—	$227	$6,631	$6,858

(1) The majority of certificates of deposit are foreign deposits.

(2) Profits on securities for the three months ended March 31, 2023 and 2022 were $1.7 million and $0 million, respectively.

(3) Refer to “Note 11 — Earn-Out and Warrant Liabilities” for further details.

The following table presents the reconciliation in Level 3 instruments which consisted of earn-out shares liabilities which were measured on a recurring basis for the three months ended March 31, 2023.

Three Months Ended March 31,
2023
(in thousands)
Opening balance	$6,631
Total gains or losses from the period
Included in earnings	109
Reclass from Earnout-RSU	182
Closing balance	$6,922

17. Financial Instruments

Fair value is defined by ASC 820, Fair Value Measurement (ASC 820) as the price that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

■	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
■	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
■	Level 3 — Unobservable inputs for the asset or liability.

	Year Ended December 31,
	2022
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificates of deposit	$—	$1,693	$—	$1,693
Money funds	—	188,769	—	188,769
Short term investments:
Certificates of deposit	—	2,620	—	2,620
Other assets:
Certificates of deposit	—	162	—	162
Total	$—	$193,244	$—	$193,244
Liabilities:
Earn-out shares (2)	$—	$—	$6,631	$6,631
Warrant liabilities (2)	—	227	—	227
Total	$—	$227	$6,631	$6,858

	Year Ended December 31,
	2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
U.S. treasury bills (1)	$—	$199,999	$—	$199,999
Certificates of deposit	—	1,433	—	1,433
Short term investments:
Certificates of deposit	—	2,411	—	2,411
Other assets:
Certificates of deposit	—	285	—	285
Total	$—	$204,128	$—	$204,128
Liabilities:
Earn-out shares (2)	$—	$—	$10,012	$10,012
Warrant liabilities (2)	—	458	—	458
Total	$—	$458	$10,012	$10,470

(1) Profits on securities for the years ended December 31, 2022 and 2021, were $2.8 million and $0 million, respectively.

(2) As a result of the Business Combination on July 1, 2021, the Company recorded Company Earn-Out Shares and private placement warrants as liabilities that must be marked to market each reporting period. The Company measured the Company Earn-Out Shares at fair value determined at Level 3. The Company measured the private placement warrants at fair value determined at Level 2. Refer to “Note 14 — Company Earn-Out and Warrant Liabilities” for further details.

The following table presents the reconciliation in Level 3 instruments which consisted of earn-out shares liabilities which were measured on a recurring basis for the year ended December 31, 2022.

Year Ended December 31,
2022
(in thousands)
Opening balance	$10,012
Total gains or losses from the period
Included in earnings	(4,165)
Reclass from Earnout-RSU	784
Closing balance	$6,631